EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2021	2020	2019
Net income (loss)	527,218	(137,669)	37,189

(in thousands)	2021	2020	2019
Weighted average number of shares outstanding - basic	192,355	143,282	143,505
Dilutive impact of stock options	615	—	94
Weighted average number of shares outstanding - diluted	192,970	143,282	143,599